Net Loss Per Share of Common Stock (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted

	December 31,	December 31,	December 31,
	2015	2014	2013
Numerator:
Net loss	$(185,080)	$(5,196)	$(32,244)
Denominator:
Basic weighted-average common shares	612,047,053	307,005,057	198,214,456

Diluted weighted-average common shares	612,047,053	307,005,057	198,214,456

Basic net loss per share	(0.30)	$(0.02)	$(0.16)
Diluted net loss per share	(0.30)	(0.02)	(0.16)

Schedule securities excluded from the computation of diluted net loss per share

	December 31,	December 31,	December 31,
	2015	2014	2013
Share options and non-vested restricted stock	69,536,350	57,954,000	7,414,250

Convertible bonds (see Note 21)	24,907,410	17,500,000	—

Total	94,443,760	75,454,000	7,414,250